Commitments and Contingencies - Contractual Commitments for Broadcast Programming Rights, Future Minimum Lease Payments Under Non-Cancelable Operating Leases, Cruise Ships, Creative Talent and Other Commitments (Detail)
$ in Millions
Sep. 29, 2018 USD ($)
Commitments and Contingencies [Line Items]
2019	$ 9,814
2020	9,315
2021	8,315
2022	6,793
2023	5,525
Thereafter	15,729
Commitments	55,491
Operating Leases, 2019	681
Operating Leases, 2020	571
Operating Leases, 2021	470
Operating Leases, 2022	381
Operating Leases, 2023	261
Operating Leases, Thereafter	1,220
Operating Leases	3,584
Broadcast programming
Commitments and Contingencies [Line Items]
2019	7,340
2020	7,475
2021	7,277
2022	5,317
2023	4,363
Thereafter	12,841
Commitments	44,613
Other Commitments
Commitments and Contingencies [Line Items]
2019	1,793
2020	1,269
2021	568
2022	1,095
2023	901
Thereafter	1,668
Commitments	$ 7,294